Borrowings and derivative financial instrument - US$ Convertible Bond (Details) R / shares in Units, $ / shares in Units, R in Millions, $ in Millions			12 Months Ended
	Nov. 21, 2023 R / $ R / shares	Nov. 21, 2023 R / $ $ / shares	Dec. 31, 2025 ZAR (R) component	Dec. 31, 2025 ZAR (R) $ / shares	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2025 USD ($)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 41,687		R 36,618	R 22,728
Loans raised			7,912		8,278	14,431
Interest charge			1,793		1,946	1,192
Interest paid			(2,086)		(1,947)	(1,175)
Unwinding of amortised cost			640		688	359
(Gain)/loss on foreign exchange differences			(4,020)		344	2,105
Balance at end of the year			43,257		41,687	36,618
Current portion of balance			(11,402)	R (11,402)	(552)	(11,672)
Non-current portion of balance			31,855	R 31,855	41,135	24,946
Reconciliation Of Changes In Derivatives [Abstract]
Balance at beginning of the year			0		3,810
Initial recognition of derivative instrument			0		0	1,433
Loss on foreign exchange differences			(155)		215	(1,973)
Balance at end of the year			R 0		0	3,810
US$ Convertible bond, derivative
Disclosure of detailed information about borrowings [line items]
Conversion premium (as a percent)			32.50%
Weighted average share price (in USD/ZAR per share) | (per share)	R 18.55	$ 1.0088
Exchange rates (in ZAR per USD) | R / $	18.388	18.388
Initial conversion price (USD per share) | $ / shares				R 1.3367
Number of components | component			2
Reconciliation Of Changes In Derivatives [Abstract]
Balance at beginning of the year			R 0		3,810	0
Initial recognition of derivative instrument			0		0	1,673
Transfer to equity			0		(2,009)	0
(Gain)/loss on financial instruments			0		(1,733)	2,136
Loss on foreign exchange differences			0		(68)	1
Balance at end of the year			0		0	3,810
Current portion of balance			0	R 0	0	(3,810)
Non-current portion of balance			R 0	R 0	0	0
US$ Convertible bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 500
Interest rate (as a percent)			4.25%	4.25%			4.25%
Term of facility			5 years
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 7,921		7,538	0
Loans raised			0		0	7,455
Interest charge			380		389	36
Interest paid			(376)		(385)	0
Unwinding of amortised cost			318		298	27
(Gain)/loss on foreign exchange differences			(952)		81	20
Balance at end of the year			7,291		7,921	7,538
Current portion of balance			(33)	R (33)	(37)	(7,538)
Non-current portion of balance			R 7,258	R 7,258	R 7,884	R 0